VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.0%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 634
U.S. Treasury Bonds
2.250%, 2/15/52	4,000	2,425
3.625%, 5/15/53	1,500	1,219
4.500%, 11/15/54	1,000	954
U.S. Treasury Notes
3.375%, 5/15/33	1,000	919
4.375%, 5/15/34	2,250	2,215
Total U.S. Government Securities (Identified Cost $9,796)		8,366

Mortgage-Backed Securities—9.2%
Agency—7.6%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	782
Federal National Mortgage Association
2021-M3G, A2 1.245%, 1/25/31(1)	1,000	818
2021-M2G, A2 1.375%, 3/25/31(1)	1,000	818
2021-M2S, A2 1.807%, 10/25/31(1)	1,000	828
Government National Mortgage Association
Pool #784446 3.000%, 2/20/48	609	527
Pool #784648 3.000%, 11/20/48	1,356	1,206
Pool #BV0838 2.500%, 8/20/50	3,486	2,897
Pool #MA6985 2.000%, 11/20/50	903	699
Pool #MA7366 2.000%, 5/20/51	1,570	1,257
2024-110, JF (SOFR30A + 1.000%, Cap 7.000%, Floor 1.000%) 5.605%, 7/20/54(1)	700	700
		10,532

Non-Agency—1.6%
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(1)(2)	500	473
BX Commercial Mortgage Trust 2019-IMC, A (1 month Term SOFR + 1.046%, Cap N/A, Floor 1.000%) 144A 5.443%, 4/15/34(1)(2)	283	280
BX Trust 2023-LIFE, A 144A 5.045%, 2/15/28(2)	500	488
	Par Value	Value

Non-Agency—continued
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(2)	$ 1,250	$ 1,049
		2,290

Total Mortgage-Backed Securities (Identified Cost $15,464)		12,822

Asset-Backed Securities—3.9%
Agency—1.6%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	954	861
2020-25L, 1 1.210%, 12/1/45	1,108	855
2021-25B, 1 1.340%, 2/1/46	494	385
2021-25I, 1 1.560%, 9/1/46	209	164
		2,265

Collateralized Loan Obligation—0.9%
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 6.048%, 4/15/34(1)(2)	1,220	1,222
Consumer Loans—1.4%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(2)	500	468
2022-S1, A 144A 4.130%, 5/14/35(2)	1,500	1,491
		1,959

Total Asset-Backed Securities (Identified Cost $6,064)		5,446

Convertible Bonds and Notes—3.1%
Auto Manufacturers—0.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	12	12
Biotechnology—0.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	47	50
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	35	32
Guardant Health, Inc. 0.000%, 11/15/27(3)	52	44
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	65	70
	Par Value	Value

Biotechnology—continued
Innoviva, Inc. 2.125%, 3/15/28	$ 40	$ 38
NeoGenomics, Inc. 0.250%, 1/15/28	44	37
		271

Commercial Services—0.3%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	43	39
Alarm.com Holdings, Inc.
0.000%, 1/15/26(3)	41	39
144A 2.250%, 6/1/29(2)	46	45
Block, Inc.
0.125%, 3/1/25	35	35
0.000%, 5/1/26(3)	41	38
0.250%, 11/1/27	45	39
Euronet Worldwide, Inc. 0.750%, 3/15/49	36	36
Stride, Inc. 1.125%, 9/1/27	35	70
		341

Computers—0.1%
Seagate HDD Cayman 3.500%, 6/1/28	65	78
Varonis Systems, Inc. 1.250%, 8/15/25	12	18
Zscaler, Inc. 0.125%, 7/1/25	51	63
		159

Diversified REITS—0.0%
Uniti Group, Inc. 144A 7.500%, 12/1/27(2)	36	41
Electric Utilities—0.2%
CMS Energy Corp. 3.375%, 5/1/28	42	43
Evergy, Inc. 4.500%, 12/15/27	77	84
NRG Energy, Inc. 2.750%, 6/1/48	21	46
PG&E Corp. 4.250%, 12/1/27	31	34
Southern Co. (The) 3.875%, 12/15/25	40	42
		249

Electronics—0.1%
Itron, Inc.
0.000%, 3/15/26	39	41
144A 1.375%, 7/15/30(2)	63	66
		107

Engineering & Construction—0.1%
Granite Construction, Inc.
3.750%, 5/15/28	45	88
144A 3.250%, 6/15/30(2)	38	50
		138

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financial Services—0.1%
Coinbase Global, Inc. 144A 0.250%, 4/1/30(2)	$ 22	$ 23
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	52	67
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(2)	25	39
		129

Health Care REITs—0.1%
Ventas Realty LP 3.750%, 6/1/26	55	63
Welltower OP LLC
144A 2.750%, 5/15/28(2)	51	69
144A 3.125%, 7/15/29(2)	60	68
		200

Healthcare-Products—0.2%
Exact Sciences Corp. 0.375%, 3/1/28	50	44
Haemonetics Corp. 0.000%, 3/1/26(3)	41	39
Insulet Corp. 0.375%, 9/1/26	43	54
LivaNova USA, Inc. 144A 2.500%, 3/15/29(2)	37	37
NuVasive, Inc. 0.375%, 3/15/25	39	38
		212

Home Builders—0.0%
LCI Industries 1.125%, 5/15/26	47	46
Internet—0.3%
Booking Holdings, Inc. 0.750%, 5/1/25	42	111
Fiverr International Ltd. 0.000%, 11/1/25(3)	20	19
Lyft, Inc. 144A 0.625%, 3/1/29(2)	64	61
Palo Alto Networks, Inc. 0.375%, 6/1/25	25	92
Spotify USA, Inc. 0.000%, 3/15/26(3)	52	55
Uber Technologies, Inc. Series 2028 0.875%, 12/1/28	20	22
Wix.com Ltd. 0.000%, 8/15/25(3)	20	19
Ziff Davis, Inc. 144A 3.625%, 3/1/28(2)	40	39
		418

Investment Companies—0.0%
New Mountain Finance Corp. 7.500%, 10/15/25	37	37
Leisure Time—0.3%
Carnival Corp. 5.750%, 12/1/27	43	87
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd.
5.375%, 8/1/25	$ 48	$ 68
2.500%, 2/15/27	49	51
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(2)	30	65
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	22	102
		373

Media—0.0%
Liberty Media Corp. 144A 2.375%, 9/30/53(2)	18	24
Metal Fabricate/Hardware—0.0%
Xometry, Inc. 1.000%, 2/1/27	40	42
Miscellaneous Manufacturing—0.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	10	26
Mortgage Real Estate Investment Trusts (REITs)—0.0%
Starwood Property Trust, Inc. 6.750%, 7/15/27	32	33
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries, Inc. 1.750%, 6/15/29	61	44
Passenger Airlines—0.1%
American Airlines Group, Inc. 6.500%, 7/1/25	60	70
Pharmaceuticals—0.1%
Collegium Pharmaceutical, Inc. 2.875%, 2/15/29	19	20
Herbalife Ltd. 4.250%, 6/15/28	47	36
Pacira BioSciences, Inc. 144A 2.125%, 5/15/29(2)	44	38
		94

Private Equity—0.0%
HAT Holdings I LLC 144A 3.750%, 8/15/28(2)	15	17
Retail—0.1%
Burlington Stores, Inc. 1.250%, 12/15/27	61	91
Semiconductors—0.0%
Impinj, Inc. 1.125%, 5/15/27	30	43
Software—0.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	27	29
	Par Value	Value

Software—continued
Bandwidth, Inc. 0.500%, 4/1/28	$ 58	$ 46
BlackLine, Inc. 144A 1.000%, 6/1/29(2)	70	76
Confluent, Inc. 0.000%, 1/15/27(3)	40	36
CSG Systems International, Inc. 3.875%, 9/15/28	45	45
Datadog, Inc. 0.125%, 6/15/25	56	87
Dayforce, Inc. 0.250%, 3/15/26	41	39
DigitalOcean Holdings, Inc. 0.000%, 12/1/26(3)	39	35
Dropbox, Inc.
0.000%, 3/1/26(3)	46	45
0.000%, 3/1/28	38	39
Guidewire Software, Inc. 1.250%, 3/15/25	20	30
HubSpot, Inc. 0.375%, 6/1/25	39	96
MicroStrategy, Inc.
0.000%, 2/15/27	42	86
144A 0.625%, 3/15/30(2)	20	41
Nutanix, Inc. 0.250%, 10/1/27	41	50
Progress Software Corp. 1.000%, 4/15/26	56	67
RingCentral, Inc. 0.000%, 3/15/26(3)	42	39
Snowflake, Inc. 144A 0.000%, 10/1/29(2)	20	24
Verint Systems, Inc. 0.250%, 4/15/26	73	68
		978

Telecommunications—0.1%
InterDigital, Inc. 3.500%, 6/1/27	28	70
Total Convertible Bonds and Notes (Identified Cost $3,963)		4,265

Corporate Bonds and Notes—15.3%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	315	268
Automobile Components—0.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	420	409
Banks—3.1%
Barclays plc 7.437%, 11/2/33	500	550
BNP Paribas S.A. 144A 1.675%, 6/30/27(2)	200	190
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	750	718
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Banks—continued
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	$ 580	$ 577
HSBC Holdings plc
5.286%, 11/19/30	130	129
2.804%, 5/24/32	440	374
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,418
Truist Financial Corp. 1.267%, 3/2/27	400	384
		4,340

Chemicals—0.4%
Dow Chemical Co. (The) 5.150%, 2/15/34	570	557
Computers—0.4%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	550	518
Containers & Packaging—0.4%
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	510	513
Diversified REITS—0.7%
Boston Properties LP 3.400%, 6/21/29	500	459
Equinix, Inc. 2.500%, 5/15/31	600	513
		972

Electric Utilities—3.5%
AES Corp. (The) 5.450%, 6/1/28	475	478
Constellation Energy Generation LLC 5.750%, 3/15/54	395	384
DTE Electric Co. Series A 4.050%, 5/15/48	120	96
Duke Energy Florida LLC
2.500%, 12/1/29	143	129
2.400%, 12/15/31	250	211
Duke Energy Progress LLC 3.450%, 3/15/29	330	313
Enel Finance International N.V. 144A 5.500%, 6/15/52(2)	400	369
MidAmerican Energy Co. 3.650%, 4/15/29	250	238
New York State Electric & Gas Corp.
144A 5.650%, 8/15/28(2)	190	194
144A 2.150%, 10/1/31(2)	255	208
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	240	204
Northern States Power Co. 4.500%, 6/1/52	590	495
	Par Value	Value

Electric Utilities—continued
Oglethorpe Power Corp. 144A 5.800%, 6/1/54(2)	$ 175	$ 172
PacifiCorp. 5.350%, 12/1/53	590	542
Southern California Edison Co. 2.750%, 2/1/32	525	448
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	414
		4,895

Entertainment—0.3%
Warnermedia Holdings, Inc.
5.050%, 3/15/42	310	249
5.141%, 3/15/52	305	227
		476

Financial Services—1.3%
AerCap Ireland Capital DAC 4.950%, 9/10/34	350	333
American Express Co. 4.050%, 5/3/29	560	547
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	100	92
144A 5.750%, 11/15/29(2)	155	157
144A 5.150%, 1/15/30(2)	135	131
Capital One Financial Corp. 6.377%, 6/8/34	520	540
		1,800

Food & Beverage—0.6%
Bacardi Ltd. 144A 5.250%, 1/15/29(2)	400	400
PepsiCo, Inc.
3.900%, 7/18/32	400	374
2.875%, 10/15/49	200	130
		904

Insurance—0.4%
F&G Annuities & Life, Inc. 6.500%, 6/4/29	505	516
Investment Companies—0.1%
Apollo Debt Solutions BDC 144A 6.700%, 7/29/31(2)	140	144
Multi-National—0.4%
International Bank for Reconstruction & Development (SOFR + 0.370%) 4.886%, 2/11/31(1)	500	497
Paper & Forest Products—0.3%
Suzano Austria GmbH 3.750%, 1/15/31	460	405
	Par Value	Value

Personal Care Product—0.2%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(2)	$ 250	$ 243
Residential REITs—0.7%
American Homes 4 Rent LP 5.500%, 2/1/34	600	598
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	375
		973

Retail REIT—0.3%
Kimco Realty OP LLC 2.700%, 10/1/30	507	450
Semiconductors—0.4%
NXP B.V. 2.500%, 5/11/31	660	562
Software—0.4%
Autodesk, Inc. 2.400%, 12/15/31	725	609
Telecommunications—0.9%
Verizon Communications, Inc. 5.500%, 2/23/54	1,000	957
Vodafone Group plc 5.875%, 6/28/64	235	227
		1,184

Total Corporate Bonds and Notes (Identified Cost $22,094)		21,235

	Shares
Convertible Preferred Stocks—0.2%
Aerospace & Defense—0.1%
Boeing Co. (The), 6.000%	1,150	70
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	27
Wells Fargo & Co. Series L, 7.500%	66	79
		106

Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	38
Total Convertible Preferred Stocks (Identified Cost $212)		214

Common Stocks—30.4%
Aerospace & Defense—0.6%
AviChina Industry & Technology Co., Ltd. Class H	91,000	45
Bharat Electronics Ltd.	61,000	209
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Aerospace & Defense—continued
Hindustan Aeronautics Ltd.	700	$ 34
Kongsberg Gruppen ASA	2,030	228
Lockheed Martin Corp.	240	117
Northrop Grumman Corp.	539	253
		886

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	900	93
Automobile Components—0.0%
Fuyao Glass Industry Group Co., Ltd. Class A	6,000	51
Automobiles—0.4%
General Motors Co.	5,233	279
Tesla, Inc.(4)	500	202
		481

Banks—2.1%
Abu Dhabi Islamic Bank PJSC	45,376	171
AMMB Holdings Bhd	55,000	67
Bank Central Asia Tbk PT	107,100	64
Bank Leumi Le-Israel BM	17,300	206
Bank Mandiri Persero Tbk PT	182,900	65
BOC Hong Kong Holdings Ltd.	106,500	342
CTBC Financial Holding Co., Ltd.	124,680	149
Dubai Islamic Bank PJSC	61,551	119
E.Sun Financial Holding Co., Ltd.	86,702	71
Emirates NBD Bank PJSC	42,900	251
Erste Group Bank AG	4,400	272
ICICI Bank Ltd. Sponsored ADR	4,167	124
JPMorgan Chase & Co.	919	220
Malayan Banking Bhd	64,500	148
Mediobanca Banca di Credito Finanziario SpA	8,535	124
Mitsubishi UFJ Financial Group, Inc.	15,200	177
National Bank of Canada	560	51
Nedbank Group Ltd.	14,877	222
SinoPac Financial Holdings Co., Ltd.	142,475	100
		2,943

Beverages—0.0%
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	—
Biotechnology—0.0%
AbbVie, Inc.	44	8
Broadline Retail—1.0%
Amazon.com, Inc.(4)	3,839	842
Dollarama, Inc.	2,480	242
	Shares	Value

Broadline Retail—continued
Global-e Online Ltd.(4)	1,403	$ 77
JD.com, Inc. Class A	16,500	289
		1,450

Building Products—0.6%
Lennox International, Inc.	408	249
Owens Corning	1,419	242
Trane Technologies plc	895	330
		821

Capital Markets—1.7%
3i Group plc	2,700	120
Bank of New York Mellon Corp. (The)	3,700	284
Blackrock, Inc.	190	195
Cboe Global Markets, Inc.	1,085	212
Deutsche Boerse AG	160	37
Moody’s Corp.	1,089	516
Morgan Stanley	500	63
Nomura Holdings, Inc.	26,500	154
S&P Global, Inc.	550	274
SEI Investments Co.	2,800	231
State Street Corp.	2,600	255
		2,341

Commercial Services & Supplies—0.9%
Brambles Ltd.	9,066	108
Cintas Corp.	2,604	476
Dai Nippon Printing Co., Ltd.	11,600	162
RB Global, Inc.	1,648	149
Veralto Corp.	1,600	163
Waste Management, Inc.	945	190
		1,248

Communications Equipment—0.8%
Arista Networks, Inc.(4)	2,269	251
Motorola Solutions, Inc.	1,282	592
Telefonaktiebolaget LM Ericsson Class B	29,000	236
		1,079

Construction & Engineering—0.2%
EMCOR Group, Inc.	500	227
Construction Materials—0.3%
CRH plc	3,216	299
CRH plc	1,150	106
		405

Consumer Finance—0.2%
Qifu Technology, Inc. ADR	1,600	61
Synchrony Financial	3,901	254
		315

Consumer Staples Distribution & Retail—0.5%
CP AXTRA PCL Foreign Shares	136,400	109
	Shares	Value

Consumer Staples Distribution & Retail—continued
Kroger Co. (The)	1,925	$ 118
Tesco plc	54,179	250
Walmart, Inc.	2,542	229
		706

Containers & Packaging—0.2%
Packaging Corp. of America	1,000	225
Diversified Telecommunication Services—0.1%
Deutsche Telekom AG Registered Shares	2,375	71
Electric Utilities—0.7%
Chubu Electric Power Co., Inc.	7,700	81
Duke Energy Corp.	535	57
Endesa S.A.	9,152	197
Enel SpA	26,729	191
Iberdrola S.A.	18,118	249
PG&E Corp.	11,383	230
		1,005

Electrical Equipment—0.1%
ABB Ltd. Registered Shares	2,000	108
Entertainment—0.3%
Electronic Arts, Inc.	1,630	238
NetEase, Inc.	12,500	223
		461

Financial Services—0.7%
Berkshire Hathaway, Inc. Class B(4)	590	267
Equitable Holdings, Inc.	2,600	123
Fidelity National Information Services, Inc.	1,732	140
Visa, Inc. Class A	1,192	377
Yuanta Financial Holding Co., Ltd.	71,400	74
		981

Food Products—0.2%
Danone S.A.	3,708	250
Gas Utilities—0.0%
Tokyo Gas Co. Ltd.	2,100	58
Health Care REITs—0.4%
Ventas, Inc.	7,800	459
Welltower, Inc.	785	99
		558

Healthcare Equipment & Supplies—0.1%
Boston Scientific Corp.(4)	1,460	130
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—0.5%
Cencora, Inc.	1,244	$ 280
DaVita, Inc.(4)	1,058	158
HCA Healthcare, Inc.	318	95
McKesson Corp.	298	170
		703

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure Ltd.	3,200	136
Marriott International, Inc. Class A	30	8
Meituan Class B(4)	2,000	39
OPAP S.A.	6,000	98
Yum China Holdings, Inc.	1,600	77
		358

Household Durables—0.0%
Sekisui House Ltd.	1,800	43
Household Products—0.7%
Clorox Co. (The)	470	77
Essity AB Class B	5,100	136
Henkel AG & Co. KGaA	2,850	220
Kimberly-Clark Corp.	2,016	264
Procter & Gamble Co. (The)	1,618	271
		968

Independent Power and Renewable Electricity Producers—0.1%
Vistra Corp.	871	120
Industrial Conglomerates—0.1%
3M Co.	794	102
General Electric Co.	358	60
		162

Industrial REITs—0.1%
Goodman Group	5,052	111
Insurance—2.2%
Aflac, Inc.	2,200	228
Allianz SE Registered Shares	187	57
Arch Capital Group Ltd.	1,981	183
Aviva plc	36,371	213
Brown & Brown, Inc.	1,724	176
Chubb Ltd.	617	170
Hartford Financial Services Group, Inc. (The)	2,512	275
Loews Corp.	1,316	111
Marsh & McLennan Cos., Inc.	266	57
MetLife, Inc.	1,540	126
MS&AD Insurance Group Holdings, Inc.	7,400	160
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	495	250
	Shares	Value

Insurance—continued
People’s Insurance Co. Group of China Ltd. (The) Class A	35,000	$ 37
Progressive Corp. (The)	1,390	333
Talanx AG	2,300	196
Tokio Marine Holdings, Inc.	4,500	161
Willis Towers Watson plc	600	188
Zurich Insurance Group AG	181	107
		3,028

Interactive Media & Services—1.2%
Alphabet, Inc. Class A	4,660	882
Alphabet, Inc. Class C	1,150	219
Meta Platforms, Inc. Class A	801	469
Tencent Holdings Ltd.	3,000	161
		1,731

IT Services—0.2%
Fujitsu Ltd.	10,000	176
NEC Corp.	1,400	120
		296

Machinery—0.2%
Caterpillar, Inc.	350	127
Cummins India Ltd.	1,028	39
Cummins, Inc.	400	140
		306

Marine Transportation—0.6%
AP Moller - Maersk A/S Class A	137	219
Evergreen Marine Corp. Taiwan Ltd.	44,000	302
MISC Bhd	31,100	53
Mitsui OSK Lines Ltd.	5,000	174
SITC International Holdings Co., Ltd.	16,000	43
		791

Media—0.2%
Fox Corp. Class A	5,165	251
Multi-Utilities—0.9%
Consolidated Edison, Inc.	971	87
E.ON SE	15,260	178
Engie S.A.	30,676	486
National Grid plc	4,036	48
NiSource, Inc.	14,015	515
		1,314

Oil, Gas & Consumable Fuels—0.6%
ENEOS Holdings, Inc.	39,000	204
Equinor ASA	2,150	50
Exxon Mobil Corp.	1,400	151
HD Hyundai Co., Ltd.	2,000	108
ONEOK, Inc.	740	74
Targa Resources Corp.	1,200	214
	Shares	Value

Oil, Gas & Consumable Fuels—continued
United Tractors Tbk PT	33,200	$ 55
		856

Passenger Airlines—0.3%
Eva Airways Corp.	170,000	230
Qantas Airways Ltd.(4)	40,000	222
		452

Pharmaceuticals—0.6%
Eli Lilly & Co.	200	154
Johnson & Johnson	19	3
Merck & Co., Inc.	13	1
Novartis AG Registered Shares	3,900	381
Novo Nordisk A/S Class B	1,151	100
Zoetis, Inc. Class A	1,030	168
		807

Professional Services—0.4%
Automatic Data Processing, Inc.	459	135
Booz Allen Hamilton Holding Corp. Class A	467	60
Leidos Holdings, Inc.	1,040	150
RELX plc	5,023	228
		573

Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(4)	2,040	268
Daito Trust Construction Co., Ltd.	1,000	112
Daiwa House Industry Co., Ltd.	8,000	245
		625

Retail REITs—0.2%
Simon Property Group, Inc.	1,450	250
Semiconductors & Semiconductor Equipment—2.2%
Applied Materials, Inc.	666	108
Broadcom, Inc.	287	67
KLA Corp.	300	189
Lam Research Corp.	3,000	217
MediaTek, Inc.	3,000	130
NVIDIA Corp.	12,774	1,715
QUALCOMM, Inc.	602	92
SK Hynix, Inc.	320	37
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	426
Tokyo Electron Ltd.	700	107
		3,088

Software—2.7%
Adobe, Inc. (4)	537	239
AppLovin Corp. Class A(4)	490	159
Atlassian Corp. Class A(4)	300	73
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Software—continued
DocuSign, Inc. Class A(4)	2,505	$ 225
Manhattan Associates, Inc.(4)	857	232
Microsoft Corp.	4,789	2,018
Oracle Corp.	900	150
Roper Technologies, Inc.	564	293
Salesforce, Inc.	248	83
ServiceNow, Inc.(4)	290	307
		3,779

Specialty Retail—0.5%
Lojas Renner S.A.	82,500	162
Pop Mart International Group Ltd.	3,200	37
TJX Cos., Inc. (The)	1,142	138
Trent Ltd.	1,700	141
Williams-Sonoma, Inc.	800	148
		626

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	8,208	2,056
Logitech International S.A. Registered Shares	1,104	91
NetApp, Inc.	1,000	116
		2,263

Textiles, Apparel & Luxury Goods—0.3%
Deckers Outdoor Corp.(4)	1,767	359
Tobacco—0.8%
Altria Group, Inc.	10,760	563
Philip Morris International, Inc.	4,247	511
		1,074

Trading Companies & Distributors—0.2%
AerCap Holdings N.V.	990	95
ITOCHU Corp.	3,200	157
Mitsui & Co., Ltd.	4,200	87
		339

Wireless Telecommunication Services—0.0%
Turkcell Iletisim Hizmetleri AS	18,000	47
Total Common Stocks (Identified Cost $35,671)		42,221

Affiliated Mutual Funds—18.2%
Virtus Duff & Phelps Water Fund Institutional Shares(6)(7)	220,305	4,073
Virtus KAR Mid-Cap Core Fund Class R6(4)(6)(7)	75,547	4,522
Virtus SGA International Growth Fund Class R6(6)(7)	933,825	6,640
	Shares	Value

Virtus Silvant Focused Growth Fund Class R6(6)(7)	132,075	$ 10,079
Total Affiliated Mutual Funds (Identified Cost $26,447)		25,314

Equity-Linked Note—0.0%
Banks—0.0%
Barclays Bank plc 0.000%, 2/18/25	27,000	34
Total Equity-Linked Note (Identified Cost $30)		34

Affiliated Exchange-Traded Fund—2.0%
Capital Markets—2.0%
Virtus Duff & Phelps Clean Energy ETF(6)(7)	163,001	2,739
Total Affiliated Exchange-Traded Fund (Identified Cost $2,996)		2,739

Total Long-Term Investments—88.3% (Identified Cost $122,737)		122,656

Short-Term Investment—4.4%
Money Market Mutual Fund—4.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)(7)	6,157,093	6,157
Total Short-Term Investment (Identified Cost $6,157)		6,157

TOTAL INVESTMENTS—92.7% (Identified Cost $128,894)		$128,813
Other assets and liabilities, net—7.3%		10,109
NET ASSETS—100.0%		$138,922
Abbreviations:
ADR	American Depositary Receipt
BDC	Business Development Companies
BTP	Italian Buonie
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $10,614 or 7.6% of net assets.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Affiliated investment.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
Equity: North America	45%%
Equity: Developed Markets ex U.S.	16
Equity: Emerging Markets	5
Fixed Income	43
Other	(9)
Total	100%
†% of total investments as of December 31, 2024 (includes derivative contracts).
Exchange-traded futures contracts as of December 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE Taiwan Index Future	January 2025	4	$306	$—	$(3)
HSCEI Index Future	January 2025	3	141	—	—(1)
IBEX 35 Index Future	January 2025	1	120	1	—
2 Year U.S. Treasury Note Future	March 2025	5	1,028	—	—(1)
5 Year U.S. Treasury Note Future	March 2025	41	4,359	—	(22)
10 Year Australian Bond Future	March 2025	9	629	3	—
10 Year Canadian Bond Future	March 2025	10	853	2	—
10 Year Euro-Bund Future	March 2025	7	968	—	(20)
10 Year U.S. Ultra Future	March 2025	45	5,009	—	(15)
DAX Mini Index Future	March 2025	7	727	—	(4)
Euro-BTP Future	March 2025	12	1,491	—	(29)
FTSE/MIB Index Future	March 2025	1	178	2	—
MSCI EAFE Net Total Return Index Future	March 2025	108	2,614	—	(26)
MSCI Emerging Markets Index Future	March 2025	6	322	—	(4)
MSCI Emerging Markets Net Total Return Index Future	March 2025	91	1,499	—	(21)
Nasdaq 100® E-Mini Index Future	March 2025	1	425	—	(5)
Russell 2000® E-Mini Index Future	March 2025	4	450	—	(3)
S&P 500® E-Mini Index Future	March 2025	12	3,561	—	(7)
S&P 500® E-Mini Index Future	March 2025	35	9,126	—	(276)
S&P/TSX 60 Index Future	March 2025	2	413	—	(9)
SPI 200 Index Future	March 2025	2	252	—	(5)
TOPIX Index Future	March 2025	11	1,948	12	—
				$20	$(449)
Short Contracts:
IFSC Nifty 50 Future	January 2025	(1)	(48)	—(1)	—
Bovespa Index Future	February 2025	(77)	(303)	11	—
10 Year Japanese Bond Future	March 2025	(2)	(1,804)	2	—
10 Year U.K. Gilt Future	March 2025	(3)	(347)	—	—(1)
10 Year U.S. Treasury Note Future	March 2025	(23)	(2,501)	7	—
Australian Dollar Future	March 2025	(14)	(867)	24	—
British Pound Future	March 2025	(14)	(1,094)	9	—
Canadian Dollar Future	March 2025	(17)	(1,185)	18	—
Euro FX Currency Future	March 2025	(21)	(2,727)	37	—
Euro-OAT Future	March 2025	(2)	(256)	1	—
Japanese Yen Future	March 2025	(44)	(3,525)	9	—
New Zealand Dollar Future	March 2025	(15)	(840)	29	—
U.S. Treasury Ultra Bond Future	March 2025	(3)	(357)	11	—
				158	—(1)
Total				$178	$(449)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$8,366	$—	$8,366	$—
Mortgage-Backed Securities	12,822	—	12,822	—
Asset-Backed Securities	5,446	—	5,446	—
Convertible Bonds and Notes	4,265	—	4,265	—
Corporate Bonds and Notes	21,235	—	21,235	—
Equity Securities:
Convertible Preferred Stocks	214	214	—	—
Common Stocks	42,221	42,221	—	—(1)
Equity-Linked Note	34	—	34	—
Affiliated Exchange-Traded Fund	2,739	2,739	—	—
Affiliated Mutual Funds	25,314	25,314	—	—
Money Market Mutual Fund	6,157	6,157	—	—
Other Financial Instruments:
Futures Contracts	178	178	—	—
Total Assets	128,991	76,823	52,168	—
Liabilities:
Other Financial Instruments:
Futures Contracts	(449)	(449)	—	—
Total Liabilities	(449)	(449)	—	—
Total Investments	$128,542	$76,374	$52,168	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.